Consolidated Statement of Equity - 3 months ended Dec. 31, 2021 - USD ($) $ in Thousands	Total	Equity	Non-controlling interests
Balance at Oct. 13, 2021
Net loss for the period	(27)	(27)
Contributions, net	20,461		20,461
Balance at Dec. 31, 2021	$ 20,434	$ (27)	$ 20,461